Equity Investment (Combined Balance Sheets And Results Of Operations Of DPPL and MMPL) (Details) (Digital Payments Processing Limited and My Mobile Payments Limited [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Digital Payments Processing Limited and My Mobile Payments Limited [Member]
Schedule of Equity Method Investments [Line Items]
Current Assets	$ 7,119,174	$ 1,896,749
Long Term Investments	367,041	2,119,105
Total Assets	7,486,215	4,015,854
Current Liabilities	2,921,909	1,305,808
Long Term Liabilities	205,249	61,576
Total Liabilities	3,127,158	1,367,384
Capital	4,359,057	2,648,470
Total Liabilities and Capital	7,486,215	4,015,854
Total Revenues	33,119,945	30,073,746
Gross Profit	322,116	427,159
Total Expenses	1,119,342	1,283,041
Net Income	$ (1,022,449)	$ (1,023,727)